WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Education - 14.4%
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	$850,000	$887,846
Oregon State University General Revenue, Series A	5.000%	4/1/45	2,000,000	2,030,642
University of Oregon General Revenue, Series A	5.000%	4/1/46	4,000,000	4,113,921

Total Education				7,032,409

Health Care - 15.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	250,000	224,696
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	522,530
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health, Refunding	5.000%	3/1/25	2,000,000	2,021,076	(a)(b)
Oregon State Facilities Authority Revenue:
Legacy Health Project, Series A, Refunding	5.000%	6/1/46	770,000	782,748
Providence Health & Services	5.000%	10/1/45	900,000	894,927
Salem, OR, Hospital Facility Authority Revenue:
Capital Manor Project	4.000%	5/15/40	500,000	417,032
Capital Manor Project	5.000%	5/15/43	630,000	595,473
Multi Model Salem Health Project, Series A, Refunding	5.000%	5/15/36	2,000,000	2,134,185

Total Health Care				7,592,667

Leasing - 6.4%
Metro, OR, Dedicated Tax Revenue, Oregon Convention Center Hotel Project	5.000%	6/15/47	3,000,000	3,121,163

Local General Obligation - 40.2%
Clackamas County, OR, School District No 12, North Clackamas, GO, Series 2018, School Bond Guaranty	5.000%	6/15/42	1,750,000	1,862,561
Clackamas County, OR, School District No 62, Oregon City, GO, Series B, School Bond Guaranty, Refunding	5.000%	6/15/43	1,000,000	1,065,538
Jackson County, OR, School District No 6, Central Point, GO, Series A, School Bond Guaranty	5.000%	6/15/33	775,000	868,279
Lane County, OR, School District No 19, Springfield, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/35	2,435,000	1,580,736
Marion County, OR, School District No 15, North Marion, GO:
Series B, School Bond Guaranty	5.000%	6/15/34	425,000	469,261

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Series B, School Bond Guaranty	5.000%	6/15/36	$1,000,000	$1,092,217
Multnomah & Clackamas Counties, OR, Centennial School District No 28JT, GO, School Bond Guaranty, Refunding	5.000%	6/15/45	1,000,000	1,084,998
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,451,999
Multnomah County, OR, School District No 40:
GO, CAB, Series A	0.000%	6/15/30	425,000	334,881
GO, CAB, Series A	0.000%	6/15/31	525,000	396,763
GO, CAB, Series A	0.000%	6/15/32	750,000	543,940
Polk Marion & Benton Counties, OR, School District No 13J Central, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/33	2,000,000	1,415,414
Port of Morrow, OR, GO, Series D, Refunding	4.000%	12/1/37	1,395,000	1,387,987
Washington & Clackamas Counties, OR, School District No 23J Tigard-Tualatin, GO, Series A, School Bond Guaranty	5.000%	6/15/38	2,000,000	2,177,194
Washington, Clackamas & Yamhill Counties, OR, School District No 88J, Sherwood, GO, Series B, School Bond Guaranty	5.000%	6/15/33	1,250,000	1,338,054
Washington, Multnomah & Yamhill Counties, OR, School District No 1J, West Union, GO, Hillsboro, School Bond Guaranty	5.000%	6/15/38	2,500,000	2,632,199

Total Local General Obligation				19,702,021

Power - 0.5%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	200,000	75,000	*(c)
Series A	5.050%	7/1/42	30,000	11,250	*(c)
Series XX	5.250%	7/1/40	255,000	95,625	*(c)
Series ZZ, Refunding	—	7/1/18	100,000	37,250	*(d)

Total Power				219,125

Special Tax Obligation - 2.5%
Keizer, OR, Special Assessment, Keizer Station Area A	5.200%	6/1/31	635,000	636,333
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	51,286
CAB, Restructured, Series A-1	0.000%	7/1/46	450,000	128,924
Restructured, Series A-1	4.550%	7/1/40	20,000	19,384

See Notes to Schedule of Investments.

2	Western Asset Oregon Municipals Fund 2023 Quarterly Report

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Restructured, Series A-1	4.750%	7/1/53	$200,000	$189,896
Restructured, Series A-1	5.000%	7/1/58	90,000	87,819
Restructured, Series A-2	4.329%	7/1/40	130,000	122,699

Total Special Tax Obligation				1,236,341

State General Obligation - 5.6%
Oregon State, GO, Series A	4.000%	5/1/46	2,500,000	2,437,973
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	609	585
CAB, Restructured, Series A-1	0.000%	7/1/33	4,837	2,954
Restructured, Series A-1	5.375%	7/1/25	4,186	4,284
Restructured, Series A-1	5.625%	7/1/27	4,148	4,364
Restructured, Series A-1	5.625%	7/1/29	4,081	4,367
Restructured, Series A-1	5.750%	7/1/31	3,964	4,328
Restructured, Series A-1	4.000%	7/1/33	3,759	3,575
Restructured, Series A-1	4.000%	7/1/35	123,379	114,286
Restructured, Series A-1	4.000%	7/1/37	150,000	134,806
Restructured, Series A-1	4.000%	7/1/41	8,943	7,702
Restructured, Series A-1	4.000%	7/1/46	4,100	3,426
Subseries CW	0.000%	11/1/43	17,752	9,120	(b)

Total State General Obligation				2,731,770

Transportation - 8.9%
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,000,000	1,020,408	(e)
Portland International Airport, Series 25B	5.000%	7/1/49	1,000,000	1,030,020	(e)
Series 22	5.000%	7/1/44	1,500,000	1,503,122	(e)
Series 26C, Refunding	5.000%	7/1/25	750,000	764,037	(e)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	20,000	12,747
Restructured, Series A	5.000%	7/1/62	20,000	19,700

Total Transportation				4,350,034

Water & Sewer - 4.8%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	1,000,000	1,017,254
Eugene, OR, Water Utility System Revenue	5.000%	8/1/52	1,000,000	1,098,389
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	250,000	247,576	(f)

Total Water & Sewer				2,363,219

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $50,496,067)				48,348,749

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.1%
MUNICIPAL BONDS - 1.1%
Health Care - 1.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	4.450%	8/1/34	$100,000	$100,000	(g)(h)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	4.530%	8/1/34	450,000	450,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $550,000)				550,000

TOTAL INVESTMENTS - 99.9% (Cost - $51,046,067)				48,898,749
Other Assets in Excess of Liabilities - 0.1%				65,945

TOTAL NET ASSETS - 100.0%				$48,964,694

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of July 31, 2023.

(d)	The maturity principal is currently in default as of July 31, 2023.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

CAB	— Capital Appreciation Bonds
GO	— General Obligation
LOC	— Letter of Credit

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Western Asset Oregon Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$48,348,749	—	$48,348,749
Short-Term Investments†	—	550,000	—	550,000

Total Investments	—	$48,898,749	—	$48,898,749

†	See Schedule of Investments for additional detailed categorizations.

7